Property and equipment	9 Months Ended
Sep. 30, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Property and equipment

7.	Property and equipment

Components of the Company’s property and equipment are summarized below.

	Cost
	Equipment Not Available for Use	Equipment	Office and Computer Equipment	Buildings	Leasehold Improvements	Total
	$	$	$	$	$	$
At January 1, 2023	1,462	9,223	681	2,730	6,442	20,538
Additions	683	68	20	-	86	857
Disposals	-	(438)	-	-	-	(438)
Impact of foreign exchange rate changes	54	206	16	64	152	492
At December 31, 2023	2,199	9,059	717	2,794	6,680	21,449
Acquisition of Aeterna (note 3)	-	124	23	88	-	235
Additions	1,155	69	12	3	12	1,251
Disposals	-	-	(6)	-	-	(6)
Impact of foreign exchange rate changes	(21)	(159)	(16)	(28)	(127)	(351)
At September 30, 2024	3,333	9,093	730	2,857	6,565	22,578

	Accumulated Depreciation
	Equipment Not Available for Use	Equipment	Office and Computer Equipment	Buildings	Leasehold Improvements	Total
	$	$	$	$	$	$
At January 1, 2023	-	4,842	565	997	2,180	8,584
Amortization	-	630	34	287	490	1,441
Disposals	-	(438)	-	-	-	(438)
Impact of foreign exchange rate changes	-	114	14	29	60	217
At December 31, 2023	-	5,148	613	1,313	2,730	9,804
Amortization	-	473	25	250	373	1,121
Disposals	-	-	(6)	-	-	(6)
Impact of foreign exchange rate changes	-	(84)	(15)	-	(49)	(148)
At September 30, 2024	-	5,537	617	1,563	3,054	10,771

	Carrying amount

	Equipment Not Available for Use	Equipment	Office and Computer Equipment	Buildings	Leasehold Improvements	Total
	$	$	$	$	$	$
At December 31, 2023	2,199	3,911	104	1,481	3,950	11,645
At September 30, 2024	3,333	3,556	113	1,294	3,511	11,807

COSCIENS Biopharma Inc. (formerly Aeterna Zentaris Inc.)

Notes to the Condensed Interim Consolidated Financial Statements

As of September 30, 2024, and for the three and nine months ended September 30, 2024, and 2023

(In thousands of US dollars, except share and per share data and as otherwise noted)

(Unaudited)

Depreciation expense is allocated to the following expense categories:

	Cost of goods sold	Selling, general and administrative	Research and development	Total
	$	$	$	$
Nine Months Ended September 30, 2023	868	216	-	1,084
Nine Months Ended September 30, 2024	796	282	43	1,121

Included right-of-use in the net carrying amount of property and equipment at September 30, 2024, are assets relating to buildings, in the amount of $1,294 (December 31, 2023 - $1,481).

Included in the carrying amount of leasehold improvements is $785 (December 31, 2023 - $800) and included in the carrying amount of equipment not available for use is $3,333 (December 31, 2023 - $2,199) which represent the accumulated expenditures incurred on the purchase of an ethanol recovery system, equipment purchased for technology scale-up, other equipment, and the engineering design for the related construction and installation of the ethanol recovery system. Construction and installation activities related to technology scale-up have progressed since year-end. However, as the activities had not yet been finalized, depreciation on these balances has not commenced.

The Company has entered into a purchase commitment with a European specialized engineering firm for the supply of engineering, services and equipment related to the construction of a PGX-100 pilot plant for $1,134 (€1,015). Payments made toward the purchase are included in the carrying amount of equipment not available for use. As of September 30, 2024, the remaining purchase commitment is $491 (€438) and is expected to be completed in 2024.